CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 98.52%
CLOSED-END FUNDS - 9.18%
CONVERTIBLE SECURITIES - 0.43%
Virtus AllianzGI Equity & Convertible Income Fund	169,352	$4,990,803

CORE - 1.28%
General American Investors Company, Inc. *	253,268	10,905,720
Royce Micro-Cap Trust, Inc.	355,579	4,060,712
		14,966,432
DEVELOPED MARKET - 0.51%
Aberdeen Japan Equity Fund, Inc.	81,617	795,766
First Trust Dynamic Europe Equity Income Fund	110,193	1,420,387
Japan Smaller Capitalization Fund, Inc.	252,991	2,289,569
New Germany Fund, Inc. (The)	50,053	988,547
Swiss Helvetia Fund, Inc. (The)	44,295	406,628
		5,900,897
DIVERSIFIED EQUITY - 3.27%
Adams Diversified Equity Fund, Inc.	721,091	14,277,602
Gabelli Dividend & Income Trust (The)	401,480	10,354,169
Royce Value Trust, Inc.	500,043	9,010,775
Tri-Continental Corporation	135,511	4,523,357
		38,165,903
EMERGING MARKETS - 0.84%
India Fund, Inc. (The)	165,380	3,818,624
Korea Fund, Inc. (The)	6,713	274,897
Mexico Fund, Inc. (The)	31,254	464,122
Morgan Stanley India Investment Fund, Inc.	125,932	3,474,465
Templeton Emerging Markets Fund	104,226	1,768,715
		9,800,823
ENERGY MLP FUNDS - 1.13%
ClearBridge Energy Midstream Opportunity Fund Inc.	155,511	3,397,915
ClearBridge MLP and Midstream Fund Inc.	164,369	4,462,618
ClearBridge MLP and Midstream Total Return Fund Inc.	62,662	1,503,888
Kayne Anderson NextGen Energy & Infrastructure, Inc.	332,564	2,421,066
Neuberger Berman MLP and Energy Income Fund Inc.	294,259	1,450,697
		13,236,184

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
GLOBAL - 0.11%
Gabelli Global Small and Mid Cap Value Trust (The)	30,478	$485,551
GDL Fund (The)	89,672	805,255
		1,290,806
INCOME & PREFERRED STOCK - 0.28%
LMP Capital and Income Fund Inc.	179,581	2,471,035
Nuveen Tax-Advantaged Dividend Growth Fund	53,844	852,889
		3,323,924
NATURAL RESOURCES - 0.29%
Adams Natural Resources Fund, Inc.	161,410	2,532,523
First Trust Energy Infrastructure Fund	64,175	818,231
		3,350,754
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.34%
Virtus Dividend, Interest & Premium Strategy Fund	271,098	4,020,383

REAL ESTATE - 0.33%
CBRE Clarion Global Real Estate Income Fund	463,957	3,878,681

SECTOR EQUITY - 0.23%
Gabelli Healthcare & WellnessRx Trust (The)	126,045	1,665,054
GAMCO Natural Resources, Gold & Income Trust	198,969	1,008,773
		2,673,827
UTILITY - 0.14%
Macquarie Global Infrastructure Total Return Fund Inc.	69,145	1,611,770

TOTAL CLOSED-END FUNDS		107,211,187

COMMUNICATION SERVICES - 11.31%
Activision Blizzard, Inc.	48,000	3,714,720
Alphabet Inc. - Class C *	22,000	58,636,820
Charter Communications, Inc. - Class A *	12,000	8,730,720
Comcast Corporation - Class A	174,000	9,731,820
Facebook, Inc. - Class A *	70,000	23,757,300
Netflix, Inc. *	20,000	12,206,800

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
COMMUNICATION SERVICES - 11.31% (Continued)
Twitter, Inc. *	30,000	$1,811,700
Walt Disney Company (The) *	80,000	13,533,600
		132,123,480
CONSUMER DISCRETIONARY - 11.87%
Amazon.com, Inc. *	22,000	72,270,880
Booking Holdings Inc. *	2,500	5,934,675
Dollar General Corporation	14,000	2,969,960
eBay Inc.	38,000	2,647,460
General Motors Company *	72,000	3,795,120
Hilton Worldwide Holdings Inc. *	11,000	1,453,210
Lowe's Companies, Inc.	40,000	8,114,400
McDonald's Corporation	22,000	5,304,420
NIKE, Inc. - Class B	40,000	5,809,200
Target Corporation	25,000	5,719,250
Tesla, Inc. *	25,000	19,387,000
TJX Companies, Inc. (The)	80,000	5,278,400
		138,683,975
CONSUMER STAPLES - 3.73%
Coca-Cola Company (The)	224,000	11,753,280
Constellation Brands, Inc. - Class A	10,000	2,106,900
Costco Wholesale Corporation	25,500	11,458,425
Estée Lauder Companies Inc. (The) - Class A	13,000	3,899,090
Monster Beverage Corporation *	20,000	1,776,600
Philip Morris International Inc.	90,000	8,531,100
Sysco Corporation	28,000	2,198,000
Walgreens Boots Alliance, Inc.	40,000	1,882,000
		43,605,395
EXCHANGE-TRADED FUNDS - 4.43%
Energy Select Sector SPDR® Fund (The)	267,000	13,908,030
Invesco QQQ TrustSM, Series 1	24,000	8,591,040
iShares Core S&P 500 ETF	34,000	14,647,880
SPDR S&P 500® ETF Trust	34,000	14,590,760
		51,737,710
FINANCIALS - 11.82%
American Express Company	25,000	4,188,250
Aon plc - Class A	12,000	3,429,240

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 11.82% (Continued)
Bank of America Corporation	430,000	$18,253,500
Berkshire Hathaway Inc. - Class B *	109,000	29,750,460
Charles Schwab Corporation (The)	90,000	6,555,600
Chubb Limited	18,000	3,122,640
Citigroup Inc.	120,000	8,421,600
Goldman Sachs Group, Inc. (The)	14,000	5,292,420
Intercontinental Exchange, Inc.	18,500	2,124,170
JPMorgan Chase & Co.	170,000	27,827,300
Moody's Corporation	9,000	3,195,990
Morgan Stanley	60,000	5,838,600
Progressive Corporation (The)	29,000	2,621,310
S&P Global Inc.	14,000	5,948,460
T. Rowe Price Group, Inc.	4,000	786,800
Wells Fargo & Company	232,000	10,767,120
		138,123,460
HEALTH CARE - 12.94%
Abbott Laboratories	96,000	11,340,480
AbbVie Inc.	70,000	7,550,900
Agilent Technologies, Inc.	16,000	2,520,480
Amgen Inc.	12,000	2,551,800
Anthem, Inc.	14,000	5,219,200
Biogen Inc. *	10,000	2,829,900
Boston Scientific Corporation *	82,000	3,557,980
Bristol-Myers Squibb Company	118,000	6,982,060
Centene Corporation *	34,000	2,118,540
Cigna Corporation	20,000	4,003,200
CVS Health Corporation	62,000	5,261,320
Edwards Lifesciences Corporation *	26,000	2,943,460
Eli Lilly and Company	40,000	9,242,000
HCA Healthcare, Inc.	17,000	4,126,240
Humana Inc.	8,000	3,113,200
IDEXX Laboratories, Inc. *	4,000	2,487,600
IQVIA Holdings Inc. *	13,000	3,114,020
Johnson & Johnson	60,400	9,754,600
McKesson Corporation	9,000	1,794,420
Medtronic plc	83,000	10,404,050

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 12.94% (Continued)
Merck & Co., Inc.	105,000	$7,886,550
Organon & Co.	10,500	344,295
Regeneron Pharmaceuticals, Inc. *	2,000	1,210,360
Stryker Corporation	20,000	5,274,400
Thermo Fisher Scientific Inc.	16,000	9,141,280
UnitedHealth Group Incorporated	56,000	21,881,440
Vertex Pharmaceuticals Incorporated *	15,000	2,720,850
Zimmer Biomet Holdings, Inc.	12,000	1,756,320
		151,130,945
INDUSTRIALS - 6.75%
Boeing Company (The) *	32,000	7,038,080
Caterpillar Inc.	32,000	6,143,040
Cintas Corporation	5,000	1,903,300
CSX Corporation	141,000	4,193,340
Deere & Company	18,000	6,031,260
FedEx Corporation	15,000	3,289,350
General Dynamics Corporation	16,000	3,136,480
Honeywell International Inc.	40,000	8,491,200
Johnson Controls International plc	40,000	2,723,200
Lockheed Martin Corporation	14,000	4,831,400
Norfolk Southern Corporation	14,000	3,349,500
Northrop Grumman Corporation	9,000	3,241,350
Roper Technologies, Inc.	6,000	2,676,780
Southwest Airlines Co. *	33,000	1,697,190
TransDigm Group Incorporated *	3,000	1,873,710
Union Pacific Corporation	39,000	7,644,390
United Parcel Service, Inc. - Class B	40,000	7,284,000
Waste Management, Inc.	22,000	3,285,920
		78,833,490
INFORMATION TECHNOLOGY - 23.19%
Adobe Inc. *	16,000	9,211,520
Advanced Micro Devices, Inc. *	52,000	5,350,800
Analog Devices, Inc.	12,000	2,009,760
Apple Inc.	445,000	62,967,500
Applied Materials, Inc.	41,000	5,277,930
Autodesk, Inc. *	14,000	3,992,380

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY - 23.19% (Continued)
Fidelity National Information Services, Inc.	26,000	$3,163,680
Fiserv, Inc. *	30,000	3,255,000
Intel Corporation	234,000	12,467,520
Intuit Inc.	12,000	6,474,120
Lam Research Corporation	4,000	2,276,600
Mastercard Incorporated - Class A	51,000	17,731,680
Micron Technology, Inc.	40,000	2,839,200
Microsoft Corporation	213,000	60,048,961
NVIDIA Corporation	80,000	16,572,800
PayPal Holdings, Inc. *	70,000	18,214,700
QUALCOMM Incorporated	47,000	6,062,060
salesforce.com, inc. *	42,000	11,391,240
Visa, Inc. - Class A	97,000	21,606,750
		270,914,201
MATERIALS - 1.00%
Air Products and Chemicals, Inc.	12,000	3,073,320
Ball Corporation	13,000	1,169,610
DuPont de Nemours, Inc.	29,000	1,971,710
Freeport-McMoRan Inc.	90,000	2,927,700
Newmont Corporation	46,000	2,497,800
		11,640,140
REAL ESTATE - 1.59%
American Tower Corporation	26,000	6,900,660
Digital Realty Trust, Inc.	16,000	2,311,200
Equinix, Inc.	6,000	4,740,780
Public Storage	9,000	2,673,900
SBA Communications Corporation	6,000	1,983,420
		18,609,960
UTILITIES - 0.71%
American Electric Power Company Inc.	27,000	2,191,860
American Water Works Company, Inc.	10,000	1,690,400
Exelon Corporation	55,000	2,658,700

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2021 (Unaudited)(Concluded)

Description	No. of Shares	Value
UTILITIES - 0.71% (Continued)
Public Service Enterprise Group Incorporated	28,000	$1,705,200
		8,246,160

TOTAL EQUITY SECURITIES (cost - $952,681,747)		1,150,860,103

SHORT-TERM INVESTMENT - 1.33%
MONEY MARKET FUND - 1.33%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% ^ (cost - $15,574,266)	15,574,266	15,574,266

TOTAL INVESTMENTS - 99.85% (cost - $968,256,013)		1,166,434,369

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%		1,690,573

NET ASSETS - 100.00%		$1,168,124,942

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of September 30, 2021.